Note 9 - Office Properties and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Note 9 - Office Properties and Equipment (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
	2012	2011

Land and land improvements	$5,838	$5,937
Buildings and improvements	21,279	21,400
Furniture and equipment	5,953	7,246
Automobiles	213	271

Total	33,283	34,854

Accumulated depreciation	(12,649)	(13,413)

Office properties and equipment—net	$20,634	$21,441

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years Ending December 31

2013	$160
2014	160
2015	160
2016	160
2017	160
2018 and thereafter	27

Total	$827

Noncancelable Lease [Member]
Note 9 - Office Properties and Equipment (Tables) [Line Items]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years Ending December 31

2013	$19
2014	3

Total	$22